UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA STATE TAX-FREE TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:     MARK S. HOWARD
                                           USAA STATE TAX-FREE TRUST
                                           9800 FREDERICKSBURG ROAD
                                           SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA FLORIDA TAX-FREE INCOME FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2004


[LOGO OF USAA]
   USAA(R)

                     USAA FLORIDA TAX-FREE
                            INCOME Fund

                                [GRAPHIC OF FLORIDA TAX-FREE INCOME FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                            2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                            5

FINANCIAL INFORMATION

    Portfolio of Investments                                         17

    Notes to Portfolio of Investments                                23

    Financial Statements                                             24

    Notes to Financial Statements                                    27

    Expense Example                                                  36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                             "

                                                    IN THIS ENVIRONMENT,
[PHOTO OF CHRISTOPHER W. CLAUS]              MONEY MARKET FUNDS AND BOND FUNDS
                                               CONTINUE TO LOOK ATTRACTIVE AS
                                                 LONG-TERM INVESTMENTS....

                                                             "

                                                                   October 2004
--------------------------------------------------------------------------------

Yield relief has arrived.

Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates three times, and is expected to continue raising them in a measured fashion over the coming months. Many of us have already begun to enjoy higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest). Money market fund shareholders in particular have seen an increase in current yields and we believe their yields will increase further.

However, where the Fed influences the short end of the yield curve, the market controls intermediate- and longer-term yields, which have not increased as much. As short-term yields continue to rise, the yield relationship between bonds of different maturities narrows. In other words, the yield curve "flattens."

Local and state economies continue to strengthen as evidenced by a steady improvement in tax collections. States and municipalities are now in a better position to pay off their debt and the interest on it - a critical consideration for bondholders.

Inflation remains under control for the present. One cause for concern, however, is the price of oil. If oil prices do not come down, an increase in inflation is likely. Oil is used in most segments of the economy, so a higher price for oil could translate into higher prices for a range of goods and services.

In this environment, money market funds and bond funds continue to look attractive as long-term investments, especially in comparison to certificates of deposit (CDs) and other fixed-rate alternatives. As yields rise, investors will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

 . . . C O N T I N U E D
========================--------------------------------------------------------

As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees. Along with this commitment comes the recognition our bond funds have received from industry experts. USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall three-, five-, and 10-year periods ending December 31, 2003. Lipper is a leading global provider of mutual fund information and analysis, and made the award in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

We are proud of our success and will continue to work hard on your behalf. Thank you for your continued faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall. o CDs are insured and have a fixed return.

The Lipper Best Bond Group 2004 Award is based on the Consistent Return scores of all the USAA taxable and tax-exempt bond funds. Lipper presents the award annually to one fund group in each asset class whose funds within that asset class achieved higher average Consistent Return scores than competing fund groups. A fund group's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The overall time period is an equal-weighted average of the three-year, five-year, and 10-year periods (if applicable). Lipper calculated Consistent Return scores for each fund group's funds within the fixed-income asset class, and the equal-weighted average score was used to determine the awardee. To be eligible for an asset class award, a fund group must have five distinct fund portfolios within the asset class that are three years old or older. The fund group was chosen among 97 groups. Multiple fund companies that share a common parent firm were combined for the purposes of determining eligibility and calculating an average score. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FLORIDA TAX-FREE INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in long-term investment-grade Florida tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

---------------------------------------------------------------------------------------
                                                          9/30/04            3/31/04
---------------------------------------------------------------------------------------
Net Assets                                            $254.9 Million     $250.7 Million
Net Asset Value Per Share                                 $10.15             $10.19
Tax-Exempt Dividends Per Share Last 12 Months             $0.430             $0.440
Capital Gain Distributions Per Share Last 12 Months         -                   -

---------------------------------------------------------------------------------------
                                                          9/30/04            3/31/04
---------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity              14.9 Years         14.7 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.


           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/04


3/31/04 TO 9/30/04                                            30-DAY SEC YIELD
     1.76%**                                                       3.31%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2004

-----------------------------------------------------------------------------------
                  TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
-----------------------------------------------------------------------------------
10 YEARS              6.58%         =           5.25%           +          1.33%
 5 YEARS              6.78%         =           4.97%           +          1.81%
 1 YEAR               4.99%         =           4.40%           +          0.59%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2004

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                  TOTAL RETURN       DIVIDEND RETURN     CHANGE IN SHARE PRICE
                  ------------       ---------------     ---------------------
9/30/1995             9.67%                6.07%                3.60%
9/30/1996             7.30                 5.78                 1.52
9/30/1997            10.18                 5.79                 4.39
9/30/1998             9.89                 5.38                 4.51
9/30/1999            -4.35                 4.67                -9.02
9/30/2000             5.20                 5.52                -0.32
9/30/2001            11.07                 5.45                 5.62
9/30/2002             8.53                 4.95                 3.58
9/30/2003             4.26                 4.56                -0.30
9/30/2004             4.99                 4.40                 0.59

                                  [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      12-MONTH DIVIDEND YIELD COMPARISON

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                     USAA FLORIDA TAX-FREE            LIPPER FLORIDA MUNICIPAL
                          INCOME FUND                    DEBT FUNDS AVERAGE
                     ---------------------            ------------------------
9/30/1995                     5.54%                             5.17%
9/30/1996                     5.54                              5.04
9/30/1997                     5.28                              4.82
9/30/1998                     4.91                              4.47
9/30/1999                     5.32                              4.70
9/30/2000                     5.32                              4.76
9/30/2001                     4.96                              4.54
9/30/2002                     4.51                              4.33
9/30/2003                     4.43                              4.16
9/30/2004                     4.24                              4.01

                                  [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/95 TO 9/30/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LEHMAN BROTHERS        USAA FLORIDA        LIPPER FLORIDA         LIPPER FLORIDA
                    MUNICIPAL          TAX-FREE INCOME      MUNICIPAL DEBT         MUNICIPAL DEBT
                    BOND INDEX              FUND            FUNDS AVERAGE            FUNDS INDEX
                 ---------------       ---------------      --------------         --------------
09/30/94            $10000.00            $10000.00            $10000.00               $10000.00
10/31/94              9822.44              9720.97              9785.12                 9796.63
11/30/94              9644.59              9418.37              9568.27                 9581.35
12/31/94              9856.91              9714.45              9850.30                 9863.00
01/31/95             10138.74             10092.76             10172.04                10176.14
02/28/95             10433.61             10429.04             10492.09                10502.04
03/31/95             10553.53             10524.40             10582.00                10589.69
04/30/95             10565.98             10513.09             10579.20                10587.13
05/31/95             10903.14             10881.34             10951.60                10937.71
06/30/95             10807.84             10732.95             10806.43                10797.31
07/31/95             10910.09             10759.95             10875.84                10861.13
08/31/95             11048.55             10893.87             10987.72                10970.05
09/30/95             11118.35             10967.12             11072.27                11049.19
10/31/95             11279.98             11186.74             11263.44                11225.33
11/30/95             11467.39             11418.09             11490.48                11439.76
12/31/95             11577.46             11550.73             11622.87                11569.10
01/31/96             11664.93             11605.75             11666.00                11628.66
02/29/96             11586.14             11488.49             11563.51                11524.85
03/31/96             11438.13             11330.42             11375.15                11332.90
04/30/96             11405.69             11300.67             11333.42                11291.81
05/31/96             11401.35             11279.80             11335.74                11283.01
06/30/96             11525.61             11428.49             11449.85                11396.05
07/31/96             11629.88             11546.95             11562.31                11503.64
08/31/96             11627.28             11549.38             11543.77                11486.84
09/30/96             11789.77             11768.03             11714.67                11654.85
10/31/96             11923.01             11897.50             11836.88                11780.53
11/30/96             12141.41             12101.93             12039.03                11983.81
12/31/96             12090.14             12056.50             11983.76                11928.04
01/31/97             12113.03             12047.56             11972.22                11923.10
02/28/97             12224.25             12218.74             12069.72                12019.56
03/31/97             12061.18             12068.00             11914.20                11851.90
04/30/97             12162.27             12187.93             12011.99                11948.91
05/31/97             12345.33             12397.81             12172.04                12103.17
06/30/97             12476.83             12546.89             12302.90                12242.30
07/31/97             12822.39             12930.70             12655.39                12588.96
08/31/97             12702.18             12799.12             12512.16                12442.53
09/30/97             12852.80             12965.56             12654.96                12569.10
10/31/97             12935.64             13035.01             12742.32                12653.78
11/30/97             13011.82             13154.42             12816.65                12730.00
12/31/97             13201.54             13401.74             13009.62                12920.61
01/31/98             13337.68             13509.92             13134.54                13058.71
02/28/98             13341.73             13511.35             13125.01                13048.18
03/31/98             13353.61             13542.98             13133.26                13065.06
04/30/98             13293.36             13477.29             13056.29                12992.48
05/31/98             13503.65             13722.25             13275.16                13209.91
06/30/98             13556.95             13783.12             13317.70                13250.25
07/31/98             13590.84             13813.34             13346.76                13283.08
08/31/98             13800.84             14051.19             13555.95                13484.79
09/30/98             13972.89             14247.97             13707.53                13632.51
10/31/98             13972.60             14164.64             13651.03                13587.04
11/30/98             14021.55             14252.55             13708.79                13651.10
12/31/98             14056.89             14254.30             13733.36                13671.02
01/31/99             14224.02             14408.21             13877.07                13811.61
02/28/99             14162.03             14351.99             13801.29                13745.59
03/31/99             14181.44             14343.65             13788.35                13743.74
04/30/99             14216.78             14359.37             13825.31                13774.93
05/31/99             14134.52             14254.46             13723.25                13684.85
06/30/99             13931.18             14001.54             13509.80                13491.52
07/31/99             13981.87             13972.22             13522.04                13486.88
08/31/99             13869.77             13728.34             13363.38                13324.02
09/30/99             13875.57             13627.81             13319.46                13277.41
10/31/99             13725.24             13390.59             13150.88                13102.35
11/30/99             13871.22             13513.49             13276.87                13208.25
12/31/99             13767.81             13351.91             13165.53                13088.93
01/31/00             13707.86             13189.47             13051.59                12967.61
02/29/00             13867.17             13415.16             13221.47                13137.00
03/31/00             14170.14             13791.50             13523.39                13405.19
04/30/00             14086.43             13698.36             13435.69                13331.27
05/31/00             14013.15             13583.48             13331.07                13241.11
06/30/00             14384.49             13981.68             13681.35                13566.45
07/31/00             14584.64             14212.83             13876.51                13762.08
08/31/00             14809.41             14444.76             14089.39                13965.79
09/30/00             14732.36             14335.85             14003.78                13890.40
10/31/00             14893.12             14509.90             14155.24                14035.60
11/30/00             15005.79             14620.39             14253.61                14133.11
12/31/00             15376.55             15070.81             14629.37                14475.93
01/31/01             15528.91             15122.07             14714.67                14553.64
02/28/01             15578.15             15202.55             14769.73                14617.02
03/31/01             15717.76             15327.80             14899.72                14739.73
04/30/01             15547.45             15092.47             14717.17                14587.88
05/31/01             15714.87             15284.26             14875.06                14753.71
06/30/01             15820.01             15459.29             14993.27                14872.45
07/31/01             16054.34             15752.29             15225.30                15096.72
08/31/01             16318.79             16026.39             15478.81                15338.65
09/30/01             16264.05             15923.26             15400.59                15256.14
10/31/01             16457.83             16105.24             15574.45                15423.69
11/30/01             16319.08             15959.92             15414.69                15284.65
12/31/01             16164.70             15823.27             15274.72                15152.58
01/31/02             16445.08             16031.62             15492.08                15364.86
02/28/02             16643.21             16210.64             15674.06                15522.16
03/31/02             16317.05             15922.27             15387.14                15268.55
04/30/02             16635.96             16203.07             15650.53                15520.68
05/31/02             16737.05             16321.46             15734.05                15608.41
06/30/02             16914.03             16448.88             15884.62                15756.57
07/31/02             17131.56             16630.87             16078.04                15927.65
08/31/02             17337.50             16851.43             16249.02                16093.58
09/30/02             17717.24             17286.15             16591.69                16409.42
10/31/02             17423.53             16888.59             16273.95                16091.09
11/30/02             17351.12             16817.46             16205.66                16037.51
12/31/02             17717.24             17207.89             16547.43                16360.04
01/31/03             17672.34             17135.92             16482.00                16306.31
02/28/03             17919.42             17443.59             16715.33                16521.02
03/31/03             17930.13             17540.54             16728.36                16541.31
04/30/03             18048.60             17745.19             16866.34                16672.89
05/31/03             18471.21             18180.43             17209.90                17002.93
06/30/03             18392.71             17997.82             17091.25                16902.70
07/31/03             17749.10             17357.39             16522.02                16382.70
08/31/03             17881.47             17548.74             16643.36                16492.21
09/30/03             18407.20             18022.10             17065.26                16881.81
10/31/03             18314.51             17931.59             16978.66                16812.62
11/30/03             18505.39             18172.48             17165.12                16993.25
12/31/03             18658.61             18329.83             17292.89                17117.19
01/31/04             18765.50             18359.47             17355.86                17187.36
02/29/04             19047.91             18729.64             17605.65                17436.88
03/31/04             18981.58             18594.01             17504.86                17341.69
04/30/04             18532.04             18096.81             17130.00                16997.64
05/31/04             18464.84             18065.22             17089.40                16957.46
06/30/04             18532.04             18130.65             17143.02                17004.12
07/31/04             18775.92             18438.33             17341.28                17203.95
08/31/04             19152.18             18798.58             17622.03                17477.30
09/30/04             19253.85             18920.64             17703.46                17562.45

                                   [END CHART]

            DATA FROM 9/30/94 THROUGH 9/30/04.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA Florida Tax-Free Income Fund to the following benchmarks:

              o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

              o The Lipper Florida Municipal Debt Funds Average is an average performance level of all Florida municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

              o The Lipper Florida Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Florida Municipal Debt Funds category.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]     ROBERT R. PARISEAU, CFA
                                  USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO SEPTEMBER 30, 2004?

                 Your USAA Florida Tax-Free Income Fund provided a total return of 1.76% versus an average of 1.08% for the 62 funds in the Lipper Florida Municipal Debt Funds Average. This compares to a 1.43% return for the Lehman Brothers Municipal Bond Index and a 1.27% return for the Lipper Florida Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.24%, as compared to the 4.01% yield of the Lipper category average.

                                          *  *  *  *  *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                    RATING(TM) OF 5 STARS IN THE MUNICIPAL FLORIDA BOND FUNDS CATEGORY (84 FUNDS IN CATEGORY) AS OF SEPTEMBER 30, 2004.
                    THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM
                  A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH
                    ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR
                                         RATING METRICS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the municipal Florida bond funds, the USAA Florida Tax-Free Income Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 84, 83, and 55 funds, respectively, through September 30, 2004. Ratings are based on risk-adjusted returns.

                                         [LOGO OF LIPPER
                                           FUND AWARDS
                                    BEST BOND GROUP USA 2004]

                  [LOGO OF LIPPER        [LOGO OF LIPPER      [LOGO OF LIPPER
                      LEADER                  LEADER              LEADER
                 CONSISTENT RETURN]          EXPENSE]          TOTAL RETURN]

                 The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Expense of 60, 60, and 900 funds, respectively, within the Lipper Florida Municipal Debt Funds category for the overall period ending September 30, 2004. The Fund received a Lipper Leader rating for Total Return among 60, 59, and 36 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers. USAA ALSO WON THE 2004 LIPPER FUND AWARD FOR THE BEST BOND GROUP IN THE UNITED STATES.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2004. THE USAA FLORIDA TAX-FREE INCOME FUND IN LIPPER'S FLORIDA MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 60 AND 22 FUNDS FOR THE THREE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 3 AMONG 59 FUNDS FOR THE FIVE-YEAR PERIOD. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2004. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 900, 838, AND 548 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 The Fund also earned Lipper's Performance Achievement Certificate for ranking No. 1 out of 62 funds in the Florida Municipal Debt Funds category for the one-year period ended December 31, 2003.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Interest rates continue to confound those who predicted that higher rates this year (and last) were "inevitable." Although strong job growth, rising inflation, and higher gasoline prices caused

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10- YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

                 LIPPER PERFORMANCE ACHIEVEMENT CERTIFICATES ARE AWARDS TO FUND PORTFOLIOS THAT RANKED FIRST IN THEIR INVESTMENT OBJECTIVE/LIPPER CLASSIFICATION OVER VARIOUS TIME PERIODS. CERTIFICATES ARE AWARDED FOR ALL INVESTMENT OBJECTIVES/LIPPER CLASSIFICATIONS AS WELL AS FOR THE OVERALL FUND UNIVERSE. CERTIFICATES ARE AWARDED FOR THE OPEN-END EQUITY FUNDS, OPEN-END FIXED-INCOME FUNDS, CLOSED-END FUNDS, AND VARIABLE UNDERLYING FUNDS UNIVERSES. CERTIFICATES ARE AWARDED ONCE A YEAR AS OF DECEMBER 31. CERTIFICATES ARE AWARDED FOR PERFORMANCE OVER A ONE-, FIVE-, 10-, AND 15-YEAR TIME PERIOD FOR OPEN-END EQUITY FUNDS. ALL OTHER UNIVERSES RECEIVE AWARDS OVER THE ONE-, FIVE-, AND 10-YEAR TIME PERIODS. AWARDS ARE BASED UPON CUMULATIVE TOTAL RETURN. A WINNER IS AWARDED IF THERE ARE FIVE OR MORE PORTFOLIOS IN THE INVESTMENT OBJECTIVE/LIPPER CLASSIFICATION FOR THE LENGTH OF THE RELEVANT TIME PERIOD. THE CATEGORY FUND COUNT IS INCLUSIVE OF ALL CLASSES OF SHARES. FOR THE PURPOSE OF COMPARISON, A FUND IS CATEGORIZED AT THE END OF THE TIME PERIOD AND WILL BE COMPARED TO THOSE PEERS IN THE RELEVANT TIME PERIOD. A WINNER IS AWARDED IF THERE ARE NO "SIGNIFICANT EVENTS" THAT ELIMINATE THE FUND FROM THE CATEGORY. A SIGNIFICANT EVENT OCCURS WHEN A FUND HAS BEEN RE-CLASSIFIED DURING THE PERFORMANCE-AWARD TIME PERIOD. (FOR EXAMPLE, A FUND THAT HAD A FUNDAMENTAL CHANGE IN INVESTMENT POLICY THAT CAUSED IT TO SWITCH LIPPER CLASSIFICATIONS DURING THE RELEVANT TIME PERIOD.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 interest rates to spike this spring, they declined during the summer as job growth decelerated and commodity prices stabilized or fell along with most inflation statistics. Many industries struggle to pass on increased commodity costs to their customers. Nevertheless, from June to September 2004, the Federal Reserve Board (the Fed) raised the federal funds target rate from 1.00% to 1.75%, and in the early fall stated that the economy had "regained some traction."

                 During the period, municipal interest rates rose (prices fell) for most maturities--but in the 15- to 20-year range, rates actually fell slightly. This long-intermediate range outperformed shorter maturities, where yields increased the most, and the longest maturities, where yields increased a little.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of long-term, investment-grade municipal bonds. We invest with an income orientation because OVER TIME income usually provides the vast majority of a bond's total return. We have focused on the 15- to 20-year maturity range in search of the optimum balance between income generation and potential price volatility. Since credit spreads remain tight, we remain very selective in buying medium-grade securities (rated BBB and A).

WHAT IS THE CREDIT OUTLOOK FOR THE FLORIDA?

                 The state of Florida's sound financial performance is the result of prompt, proactive legislative action and a growing service-based economy that continues to perform well. There have been no credit-rating downgrades on the Fund's holdings as a result of damage inflicted by the four hurricanes. Florida municipalities have been aided by insurance, the Federal Emergency Management Agency (FEMA), and the state's $1 billion cash reserve. Most municipalities provide essential services, which also has helped many issuers.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 Florida's strong credit ratings remain Aa2 (stable outlook) by Moody's Investors Service, AA+ (stable) by Standard & Poor's Ratings, and AA (stable) by Fitch Ratings.

WHAT IS THE OUTLOOK?

                 Although the Fed is expected to continue to raise short-term rates, the DIRECTION of LONG-TERM RATES will be largely determined by the bond market's expectation for inflation and economic growth. The current market consensus, although fragile, predicts that economic growth will slow because of the depressive effects of higher energy prices and the diminishing stimulus of monetary and fiscal policies. Slower economic growth and very weak pricing power may keep a lid on inflation. We expect interest rates to remain volatile.

                 We appreciate your trust and continue to work hard on your behalf.


TAXABLE EQUIVALENT YIELDS


To match the USAA Florida Tax-Free Income Fund's
closing 30-day SEC yield of 3.31%, and assuming
marginal federal tax rates of:                             25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:                        4.42%    4.60%    4.95%    5.10%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------
               TOP 10 INDUSTRIES
               (% of Net Assets)
-----------------------------------------------

Water/Sewer Utility                    15.7%

General Obligation                     12.1%

Escrowed/Prerefunded Bonds             11.8%

Hospital                               11.5%

Appropriated Debt                      10.3%

Special Assessment/Tax/Fee              8.7%

Multifamily Housing                     5.8%

Education                               3.2%

Health Miscellaneous                    3.2%

Electric Utilities                      2.4%
-----------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-22.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

          PORTFOLIO RATINGS MIX
                 9/30/04

  [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                  56%
AA                                   24%
A                                    10%
BBB                                   9%
Short-Term Instruments                1%

               [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category BBB account for 0.9% of the Fund's investments and are included in the appropriate category above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-22.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies:
                  Florida General Obligation, Puerto Rico General Obligation, or United Dominion Realty Trust.

         (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                  Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP      Certificate of Participation

         GO       General Obligation

         IDA      Industrial Development Authority/Agency

         MFH      Multifamily Housing

         MLO      Municipal Lease Obligation

         PCRB     Pollution Control Revenue Bond

         PRE      Prerefunded to a date prior to maturity

         RB       Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                              RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (93.1%)
              FLORIDA (84.4%)
  $ 3,400     Alachua County Health Facilities Auth. RB,
                Series 1996A (INS)                                  5.80%        12/01/2026       $  3,675
    7,900     Bay County Water Systems RB,
                Series 2000 (INS)                                   5.70          9/01/2025          8,816
              Board of Education Public Education GO,
    6,000       Series 1998E (NBGA)                                 5.63          6/01/2025          6,485
    5,500       Series 2000D (NBGA)                                 5.75          6/01/2022          6,201
              Boca Raton GO,
    1,720       Series 2000                                         5.38          7/01/2018          1,915
    2,175       Series 2000                                         5.38          7/01/2019          2,408
    2,290       Series 2000                                         5.38          7/01/2020          2,508
              Broward County Educational Facilities Auth.
                (NOVA Southeastern Univ.) RB,
    2,500       Series 2000B (INS)                                  5.75          4/01/2021          2,766
      610       Series 2002B (INS)                                  5.75          4/01/2020            667
      645       Series 2002B (INS)                                  5.75          4/01/2021            702
              Broward County GO,
    2,500       Series 2001A                                        5.25          1/01/2019          2,702
    2,500       Series 2001A                                        5.25          1/01/2020          2,691
    3,230       Series 2001A (INS)                                  5.25          1/01/2021          3,468
              Broward County Housing Finance Auth. MFH RB,
    1,100       Series 1995A                                        7.00          2/01/2025          1,129
      995       Series 1997A-1                                      6.00          5/01/2032          1,039
    2,000     Capital Trust Agency RB, Series 2003A(a)              8.95         10/01/2033          2,325
    2,000     Collier County Health Facilities Auth. RB,
                Series 1994                                         7.00         12/01/2019          2,056
    5,415     Collier County School Board COP (MLO),
                Series 2002 (INS)                                   5.38          2/15/2021          5,899
    2,610     Duval County School Board COP (MLO),
                Series 2000 (INS)                                   5.38          7/01/2019          2,863
    8,000     Escambia County Health Facilities Auth. RB,
                Series 1999A-2 (PRE)                                6.00         11/15/2031          9,275
      700     Gulf County School District Sales Tax RB,
                Series 1997 (INS)                                   5.75          6/01/2017            763
              Hillsborough County IDA PCRB,
    2,000       Series 1994                                         6.25         12/01/2034          2,040
    4,000       Series 2002                                         5.50         10/01/2023          4,020
              Hillsborough County School Board COP (MLO),
    1,515       Series 2004B (INS)                                  5.00          7/01/2015          1,677
    1,230       Series 2004B (INS)                                  5.00          7/01/2018          1,337

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                              RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------
  $   625     Hillsborough County Water Assessment RB,
                Series 2000 (INS)                                   5.13%         3/01/2020       $    666
              Housing Finance Agency RB,
       65       Series 1994A                                        6.35          7/01/2014             66
    1,000       Series 1995H (NBGA)                                 6.50         11/01/2025          1,026
    4,000     Lake County School Board COP (MLO),
                Series 2004A (INS)                                  5.00          7/01/2029          4,097
    3,000     Lee County School Board COP (MLO),
                Series 2002A (INS)                                  5.00          8/01/2018          3,218
              Martin County Utilities System RB,
    1,120       Series 2003 (INS)                                   5.25         10/01/2017          1,245
    1,180       Series 2003 (INS)                                   5.25         10/01/2018          1,304
    7,175     Miami Limited Ad Valorem Tax Bonds GO,
                Series 2002 (INS)                                   5.50          1/01/2021          7,996
    4,400     Miami-Dade County Aviation RB,
                Series 2000B (INS)                                  5.75         10/01/2024          4,902
    3,000     Miami-Dade County Expressway Auth. RB,
                Series 2000 (PRE)(INS)                              6.00          7/01/2020          3,481
              Miami-Dade County School Board COP (MLO),
    1,000       Series 2001A (PRE)(INS)                             5.00          5/01/2019          1,112
    1,885       Series 2001A (PRE)(INS)                             5.00          5/01/2020          2,096
    1,230       Series 2001A (PRE)(INS)                             5.13          5/01/2021          1,377
    1,000     Miramar Wastewater Improvement
                Assessment Bonds, Series 1994 (PRE)(INS)            6.75         10/01/2025          1,010
              Municipal Loan Council RB,
    1,980       Series 2001A (INS)                                  5.25         11/01/2017          2,173
    1,000       Series 2001A (INS)                                  5.25         11/01/2018          1,092
    2,450       Series 2003A (INS)                                  5.25          5/01/2020          2,658
    2,000     Municipal Power Agency RB, Series 2002 (INS)          5.50         10/01/2018          2,269
    2,130     North Miami Health Facilities Auth. RB,
                Series 1996 (LOC - SunTrust Bank)                   6.00          8/15/2024          2,241
              Orange County Health Facilities Auth. RB,
    5,750       Series 1995                                         6.75          7/01/2020          5,847
    8,000       Series 2002                                         5.75         12/01/2027          8,440
              Orlando Utilities Commission Water and
                Electric RB,
    1,500       Series 2002C                                        5.25         10/01/2022          1,613
    1,000       Series 2002C                                        5.25         10/01/2023          1,070
    3,000     Palm Beach County GO, Series 2001A                    5.00          6/01/2020          3,206
    2,500     Palm Beach County Public Improvement RB,
                Series 2004                                         5.00          8/01/2018          2,715

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                              RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------
  $ 7,875     Palm Beach County School Board COP,
                Series 2000A (PRE)                                  5.88%         8/01/2021       $  9,165
              Palm Beach County School Board COP (MLO),
    4,440       Series 2002A (INS)                                  5.38          8/01/2018          4,896
    1,225       Series 2002D (INS)                                  5.25          8/01/2020          1,327
      925       Series 2002D (INS)                                  5.25          8/01/2022            995
    1,210     Pembroke Pines Public Improvement RB,
                Series 2001 (INS)                                   5.50         10/01/2018          1,346
    5,000     Pinellas County Health Facilities Auth. RB,
                Series 2003                                         5.50         11/15/2027          5,182
              Polk County Transport Improvement RB,
    1,290       Series 2000 (PRE)(INS)                              5.25         12/01/2018          1,462
    1,000       Series 2000 (PRE)(INS)                              5.25         12/01/2019          1,134
    1,250     Riviera Beach Water and Sewer RB,
                Series 2004 (INS)                                   5.00         10/01/2029          1,283
   11,480     Seminole County Water and Sewer RB,
                Series 1999 (INS)                                   5.38         10/01/2022         12,558
    2,000     St. Johns County IDA RB, Series 1997A (INS)(a)        5.50          3/01/2017          2,279
   10,000     Tampa Bay Water Utility System RB,
                Series 2001A (INS)                                  5.25         10/01/2019         11,009
    5,000     Tampa Utilities Tax Improvement RB,
                Series 1999A (INS)                                  5.20         10/01/2019          5,466
    3,550     Tampa Water and Sewer RB, Series 2001B                5.00         10/01/2021          3,755
              Univ. of Tampa RB,
    2,250       Series 2002 (INS)                                   5.50          4/01/2022          2,392
    1,500       Series 2002 (INS)                                   5.50          4/01/2026          1,578
              West Orange Healthcare District RB,
    1,790       Series 1999A                                        5.50          2/01/2009          1,967
    1,000       Series 2001A                                        5.65          2/01/2022          1,024

              NEW YORK (0.9%)
              Dormitory Auth. RB,
    1,000       Series 2003B                                        5.25          2/15/2018          1,089
    1,000       Series 2003B                                        5.25          2/15/2019          1,085

              PUERTO RICO (5.4%)
    3,850     Commonwealth Public Improvement GO,
                Series 2003A                                        5.25          7/01/2024          4,057
    4,000     Housing Finance Auth. Capital Fund Program RB,
                Series 2003                                         5.00         12/01/2018          4,277
    5,000     Public Buildings Auth. Government Facilities RB,
                Series I (NBGA)                                     5.50          7/01/2022          5,457

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON              FINAL         MARKET
   AMOUNT     SECURITY                                              RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------
              SOUTH CAROLINA (1.1%)
  $ 2,750     Jobs Economic Development Auth. RB,
                Series 2002A (Bon Secours Health System)            5.63%        11/15/2030       $  2,800

              U.S. VIRGIN ISLANDS (1.3%)
              Public Finance Auth. RB,
    1,000       Series 2003A (INS)                                  5.25         10/01/2018          1,119
    1,000       Series 2003A (INS)                                  5.25         10/01/2019          1,113
    1,000       Series 2003A (INS)                                  5.25         10/01/2020          1,108
                                                                                                  --------
              Total fixed-rate instruments (cost: $220,574)                                        237,270
                                                                                                  --------
              PUT BONDS (4.6%)

              FLORIDA
    4,000     Coral Gables Health Facilities Auth. Hospital RB,
                Series 2004 (INS)                                   5.00          8/15/2034          4,342
    7,055     Duval County Housing Finance Auth. MFH RB,
                Series 1995 (NBGA)                                  6.75          4/01/2025          7,245
                                                                                                  --------
              Total put bonds (cost: $11,404)                                                       11,587
                                                                                                  --------

              VARIABLE-RATE DEMAND NOTES (0.7%)

              FLORIDA
              Lee Memorial Health System Hospital RB,
      100       Series 1995A                                        1.76          4/01/2025            100
    1,800       Series 1997B                                        1.76          4/01/2027          1,800
                                                                                                  --------
              Total variable-rate demand notes (cost: $1,900)                                        1,900
                                                                                                  --------
              TOTAL INVESTMENTS (COST: $233,878)                                                  $250,757
                                                                                                  ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $233,878)    $250,757
   Cash                                                                              69
   Receivables:
      Capital shares sold                                                           381
      Interest                                                                    4,178
                                                                               --------
         Total assets                                                           255,385
                                                                               --------

LIABILITIES
   Payables:
      Capital shares redeemed                                                        35
      Dividends on capital shares                                                   328
   Accrued management fees                                                           93
   Other accrued expenses and payables                                               18
                                                                               --------
         Total liabilities                                                          474
                                                                               --------
              Net assets applicable to capital shares outstanding              $254,911
                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $243,605
   Accumulated net realized loss on investments                                  (5,573)
   Net unrealized appreciation of investments                                    16,879
                                                                               --------
              Net assets applicable to capital shares outstanding              $254,911
                                                                               ========
   Capital shares outstanding, unlimited number of shares
      authorized, $.001 par value                                                25,110
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  10.15
                                                                               ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
  Interest income                                                        $6,048
                                                                         ------
EXPENSES
  Management fees                                                           480
  Administrative and servicing fees                                         185
  Transfer agent's fees                                                      41
  Custody and accounting fees                                                30
  Postage                                                                     3
  Shareholder reporting fees                                                  2
  Trustees' fees                                                             10
  Registration fees                                                           3
  Professional fees                                                          19
  Other                                                                       7
                                                                         ------
     Total expenses                                                         780
  Expenses paid indirectly                                                   (1)
                                                                         ------
     Net expenses                                                           779
                                                                         ------
NET INVESTMENT INCOME                                                     5,269
                                                                         ------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss:
     Unaffiliated transactions                                             (587)
     Affiliated transactions                                                (12)
  Change in net unrealized appreciation/depreciation                       (191)
                                                                         ------
     Net realized and unrealized loss                                      (790)
                                                                         ------
  Increase in net assets resulting from operations                       $4,479
                                                                         ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T S
====================------------------------------------------------------------
                     of CHANGES in NET ASSETS
                     (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2004

                                                                 9/30/2004       3/31/2004
                                                                 -------------------------
FROM OPERATIONS
   Net investment income                                          $  5,269        $ 10,168
   Net realized gain (loss) on investments                            (599)          1,265
   Change in net unrealized appreciation/depreciation
      of investments                                                  (191)          2,146
                                                                  ------------------------
      Increase in net assets resulting from operations               4,479          13,579
                                                                  ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (5,269)        (10,168)
                                                                  ------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        25,269          49,561
   Dividend reinvestments                                            3,321           6,462
   Cost of shares redeemed                                         (23,590)        (35,668)
                                                                  ------------------------
      Increase in net assets from
         capital share transactions                                  5,000          20,355
                                                                  ------------------------
   Net increase in net assets                                        4,210          23,766

NET ASSETS
   Beginning of period                                             250,701         226,935
                                                                  ------------------------
   End of period                                                  $254,911        $250,701
                                                                  ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       2,550           4,892
   Shares issued for dividends reinvested                              333             640
   Shares redeemed                                                  (2,385)         (3,530)
                                                                  ------------------------
      Increase in shares outstanding                                   498           2,002
                                                                  ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA State Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of two separate funds. The information presented in this semiannual report pertains only to the USAA Florida Tax-Free Income Fund (the
         Fund). The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Trust's Board of Trustees.
                    The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values.
                    For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                    primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 remaining substantially fully invested. The Fund had no when-issued commitments as of September 30, 2004.

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $1,000.

              F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended September 30, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2004, the Fund had capital loss carryovers of $4,974,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2008 and 2009, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

         CAPITAL LOSS CARRYOVERS                       BALANCE               EXPIRES
         ---------------------------------------------------------------------------
                                                     $3,486,000                2008
                                                      1,488,000                2009
                                                     ----------
         Total                                       $4,974,000
                                                     ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2004, were $25,974,000 and $25,026,000, respectively.

         As of September 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2004, were $16,898,000 and $19,000, respectively, resulting in net unrealized appreciation of $16,879,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 performance of the Lipper Florida Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Florida Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2004, the Fund's effective base fee was 0.34% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                         +/- 0.04%
+/- 0.51% to 1.00%                         +/- 0.05%
+/- 1.01% and greater                      +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Florida Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended September 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $480,000, which included a performance adjustment of $59,000 that increased the base management fee of 0.34% by 0.05%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's monthly average net assets. For the six-month period ended September 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $185,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $41,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2004, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                                       NET REALIZED
                                                                       COST TO          GAIN (LOSS)
                SELLER                         PURCHASER              PURCHASER          TO SELLER
         ------------------------------------------------------------------------------------------
         USAA Long-Term Fund            USAA Florida Tax-Free         $9,731,000         $ 47,000
                                           Income Fund

         USAA Florida Tax-Free          USAA Virginia Bond Fund        2,724,000          (12,000)
             Income Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

         Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                                       -------------------------------------------------------------------------------------
                                           2004             2004           2003           2002           2001           2000
                                       -------------------------------------------------------------------------------------
Net asset value at beginning
   of period                           $  10.19         $  10.04       $   9.54       $   9.64       $   9.14       $  10.02
                                       -------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                    .21              .44            .45            .47            .49            .49
   Net realized and unrealized
     gain (loss)                           (.04)             .15            .50           (.10)           .50           (.88)
                                       -------------------------------------------------------------------------------------
Total from investment operations            .17              .59            .95            .37            .99           (.39)
                                       -------------------------------------------------------------------------------------
Less distributions:
   From net investment income              (.21)            (.44)          (.45)          (.47)          (.49)          (.49)
                                       -------------------------------------------------------------------------------------
Net asset value at end of period       $  10.15         $  10.19       $  10.04       $   9.54       $   9.64       $   9.14
                                       =====================================================================================
Total return (%)*                          1.76             6.01          10.16           3.86          11.15          (3.85)
Net assets at end of period (000)      $254,911         $250,701       $226,935       $204,896       $188,945       $170,162
Ratio of expenses to average
   net assets (%)**                         .63(a,b)         .64(b)         .63(b)         .56(b)         .49(b)         .48(b)
Ratio of net investment income to
   average net assets (%)**                4.27(a)          4.35           4.59           4.84           5.26           5.25
Portfolio turnover (%)                    10.38            21.50          31.13          38.88          28.93          62.32

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2004, average net assets were $246,237,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                              -                -              -           (.01%)            -              -

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2004, through September 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA FLORIDA TAX-FREE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher. Expenses Paid Beginning Ending During Period* Account Value Account Value April 1, 2004 - April 1, 2004 September 30, 2004 September 30, 2004

                                                                                               EXPENSES PAID
                                                 BEGINNING              ENDING                 DURING PERIOD*
                                               ACCOUNT VALUE         ACCOUNT VALUE             APRIL 1, 2004-
                                               APRIL 1, 2004       SEPTEMBER 30, 2004        SEPTEMBER 30, 2004
                                               ----------------------------------------------------------------
         Actual                                  $1,000.00             $1,017.60                   $3.19

         Hypothetical
           (5% return before expenses)            1,000.00              1,021.90                    3.20

        *Expenses are equal to the Fund's annualized expense ratio of 0.63%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.76% for the six-month period of April 1, 2004, to September 30, 2004.

38

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

40

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

42

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

44

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, Vice CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank & Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q WILL BE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
                                                                Postage
                                                                P A I D
                                                                  USAA
                                                             -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39612-1104                                   (C)2004, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA State Tax-Free Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA STATE TAX-FREE TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.